6. REVENUE RECOGNITION (Sept. 2018 Note) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Revenues	$ 1,559,458	$ 1,028,746	$ 4,038,048	$ 3,154,547
Engineering Design Services [Member]
Revenues	511,898	419,924
Optical Components [Member]
Revenues	298,057	443,591
Medical Device Products and Assemblies [Member]
Revenues	$ 749,503	$ 165,231